EATON VANCE MANAGEMENT The Eaton Vance Building 255 State Street Boston, MA 02109 Telephone: (617) 482-8260 Telecopy: (617) 338-8054

April 13, 2007

Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549

Attention: Office of Filings, Information & Consumer Services

Re:	Form N-1A Filing for Eaton Vance Mutual Funds Trust (the “Registrant”)
on behalf of Eaton Vance Emerging Markets Income Fund, Eaton Vance Global Macro
Fund and Eaton Vance International Income Fund (the “New Series”)
Post-Effective Amendment No. 124 (1933 Act File No. 2-90946)
Amendment No. 127 (1940 Act File No. 811-4015) (the “Amendment”)

Ladies and Gentlemen:

On behalf of the above-referenced Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rules 472 and 485(a)(1) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including a prospectus and statement of additional information (“SAI”) for the New Series, and exhibits. Each Fund is a “feeder” fund that invests in a corresponding portfolio, a “master” fund. The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Registrant.

The Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act and will become effective automatically on June 25, 2007.

     The Amendment is being filed for the purpose of registering shares of the New Series. The investment objective of each New Series is to seek total return. Total return is defined as income plus capital appreciation. The disclosure in each Fund’s prospectus and SAI concerning investing in derivatives and certain other fixed income securities is similar to the disclosure contained in the prospectus and SAI of Eaton Vance Strategic Income Fund, another series of the Registrant which was filed with the Securities and Exchange Commission (the “Commission”) on February 27, 2007 (Accession No. 0000940394-07-000176).

     Emerging Marketing Income Portfolio’s and International Income Portfolio’s financial statements are being filed with the Amendment. The Registrant incorporates by reference the financial information

Securities and Exchange Commission April 13, 2007 Page Two

for Global Macro Portfolio contained in Form N-CSR filed with the Commission on January 8, 2007 (Accession No. 0001104659-07-001304).

     The New Series will offer Class A and Class I shares (Class I shares for Eaton Vance Global Macro Fund only) on substantially the same basis as the Class A and Class I shares of the Eaton Vance Dividend Income Fund, another series of the Registrant filed with the Commission on February 27, 2007 (Accession No. 0000940394-07-000176).

     Based on the foregoing, the Registrant requests that the Staff, in reviewing the prospectus and SAI included in the Amendment, use the selective review procedure set forth in Investment Company Act Release No. 17368 (February 15, 1985) in processing the Amendment.

If you have any questions or comments concerning the enclosed Amendment, please contact the undersigned at (617) 598-8642 or fax (617) 598-0432.

Very truly yours,

/s/ Maureen Magner

Maureen Magner, Esq.
Vice President